Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Tax [Abstract]
Comprehensive Income

	Pre-tax Amount	Income Tax (Expense) Benefit	After-tax Amount
(Dollars in millions)
AOCI, January 1, 2009	$1,523	($542)	$981
Unrealized net gain on securities	529	(188)	341
Unrealized net loss on derivatives	(190)	59	(131)
Change related to employee benefit plans	394	(143)	251
Adoption of OTTI guidance	(12)	4	(8)
Reclassification adjustment for realized gains and losses on securities	(98)	38	(60)
Reclassification adjustment for realized gains and losses on derivatives	(485)	181	(304)
AOCI, December 31, 2009	1,661	(591)	1,070
Unrealized net gain on securities	770	(283)	487
Unrealized net gain on derivatives	802	(293)	509
Change related to employee benefit plans	106	(46)	60
Reclassification adjustment for realized gains and losses on securities	(191)	70	(121)
Reclassification adjustment for realized gains and losses on derivatives	(617)	228	(389)
AOCI, December 31, 2010	2,531	(915)	1,616
Unrealized net gain on securities	653	(242)	411
Unrealized net gain on derivatives	684	(253)	431
Change related to employee benefit plans	(382)	141	(241)
Reclassification adjustment for realized gains and losses on securities	(117)	43	(74)
Reclassification adjustment for realized gains and losses on derivatives	(625)	231	(394)
AOCI, December 31, 2011	$2,744	($995)	$1,749

Components of Accumulated Other Comprehensive Income

(Dollars in millions)	2011	2010	2009
Unrealized net gain on AFS securities	$1,863	$1,526	$1,160
Unrealized net gain on derivative financial instruments	569	532	412
Employee benefit plans	(683)	(442)	(502)
Total AOCI	$1,749	$1,616	$1,070